                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY


Investment Company Act file number:  811-21485

Exact Name of Registrant
(as specified in charter):  Cohen & Steers Select Utility Fund, Inc.

Address of Principal Executive Office:  757 Third Avenue
                                        New York, NY 10017

Name and address of agent for service:  John E. McLean
                                        757 Third Avenue
                                        New York, NY 10017

Registrant telephone number, including area code:  (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2005

Item 1. Schedule of Investments


                    COHEN & STEERS SELECT UTILITY FUND, INC.

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)



                                                                 Number
                                                                of Shares         Value
                                                               ----------       -----------
COMMON STOCK                                           117.6%
    TELECOMMUNICATION SERVICES                           1.5%
           Fairpoint Communications                            1,105,000        $16,166,150
                                                                                -----------
    TELEPHONE - INTEGRATED                               2.5%
           Citizens Communications Co.                         2,030,000         27,506,500
                                                                                -----------
    TRANSPORT - MARINE                                   0.1%
           Teekay LNG Partners LP                                 35,400          1,115,100
                                                                                -----------
    UTILITIES                                          112.6%
       ELECTRIC - DISTRIBUTION                           9.4%
           Consolidated Edison                                 1,209,200         58,706,660
           Energy East Corp.                                     149,700          3,770,943
           National Grid Transco PLC (ADR)                             2                 94
           NSTAR                                                 346,339         10,016,124
           Pepco Holdings                                      1,409,200         32,792,084
                                                                                -----------
                                                                                105,285,905
                                                                                -----------


                    COHEN & STEERS SELECT UTILITY FUND, INC.

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)





                                                    Number
                                                   of Shares           Value
                                                  ----------         -----------
ELECTRIC - INTEGRATED                    90.4%
    Ameren Corp.                                   1,457,400      $   77,956,326
    American Electric Power Co.                      143,600           5,700,920
    CINergy Corp.                                  1,176,300          52,239,483
    Cleco Corp.                                      246,700           5,817,186
    Dominion Resources                               414,600          35,713,644
    DPL                                              209,700           5,829,660
    DTE Energy Co.                                   963,500          44,186,110
    Duke Energy Corp.                              2,539,100          74,065,547
    E.ON AG (ADR)                                    480,800          14,784,600
    Edison International                           1,353,000          63,969,840
    Entergy Corp.                                    696,350          51,752,732
    Exelon Corp.                                   1,435,464          76,711,196
    FirstEnergy Corp.                                515,800          26,883,496
    FPL Group                                      1,167,000          55,549,200
    Hawaiian Electric Industries                     466,700          13,011,596
    NiSource                                         489,000          11,858,250
    PG&E Corp.                                     1,519,000          59,620,750
    Pinnacle West Capital Corp.                      792,600          34,937,808
    PPL Corp.                                        994,000          32,136,020
    Progress Energy                                  605,750          27,107,313
    Public Service Enterprise Group                  811,400          52,221,704
    SCANA Corp.                                      108,500           4,583,040
    Scottish Power PLC (ADR)                         278,300          11,198,792
    Southern Co.(a)                                1,952,500          69,821,400
    TXU Corp.                                        495,000          55,875,600
    Xcel Energy                                    2,402,500          47,113,025
                                                  ----------      --------------
                                                                   1,010,645,238
                                                                  --------------
ELECTRIC - TRANSMISSION                   0.9%
    ITC Holdings Corp.                               334,900           9,705,402
                                                                  --------------


                    COHEN & STEERS SELECT UTILITY FUND, INC.

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                     Number
                                                                   of Shares           Value
                                                                  ----------         -----------

       GAS - DISTRIBUTION                              3.4%
           AGL Resources                                             311,000         $11,541,210
           Atmos Energy Corp.                                        210,500           5,946,625
           Sempra Energy                                             200,000           9,412,000
           Vectren Corp.                                             413,867          11,733,129
                                                                                   -------------
                                                                                      38,632,964
                                                                                   -------------
       GAS - INTEGRATED                                8.2%
           Equitable Resources                                     1,554,600          60,722,676
           KeySpan Corp.                                             836,300          30,759,114
                                                                                   -------------
                                                                                      91,481,790
                                                                                   -------------
       PIPELINES                                       0.3%
           Williams Partners LP                                       92,500           3,007,175
                                                                                   -------------
           TOTAL UTILITIES                                                         1,258,758,474
                                                                                   -------------

    UTILITY - FOREIGN                                  0.9%
       ELECTRIC - INTEGRATED
           RWE AG                                                    100,000           6,616,181
           Scottish & Southern Energy PLC                            217,900           3,954,774
                                                                                   -------------
           TOTAL UTILITY - FOREIGN                                                    10,570,955
                                                                                   -------------
             TOTAL COMMON STOCK
              (Identified cost-$1,028,471,858)                                     1,314,117,179
                                                                                   -------------
PREFERRED SECURITIES - CAPITAL TRUST                   6.3%
    DIVERSIFIED FINANCIAL SERVICES                     1.4%
           Old Mutual Capital Funding, 8.00%,
             due 5/29/49 (Eurobond)                               14,850,000          15,549,331
                                                                                   -------------
    ELECTRIC - INTEGRATED                              1.2%
           DPL Capital Trust II, 8.125%, due 9/01/31               3,000,000           3,645,000
           Duquesne Light Co., 6.50%, Series H                       194,900          10,086,075
                                                                                   -------------
                                                                                      13,731,075
                                                                                   -------------

                    COHEN & STEERS SELECT UTILITY FUND, INC.

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)





                                                                             Number
                                                                           of Shares           Value
                                                                           ----------       -----------
    FOOD                                                           1.0%
           Dairy Farmers of America, 7.875%, 144A(b),(c)                      70,000        $  6,849,416
           Gruma S.A., 7.75%, due 12/29/49, 144A(c)                        4,000,000           4,095,000
                                                                                            ------------
                                                                                              10,944,416
                                                                                            ------------
    INSURANCE - MULTI-LINE                                         1.4%
           AFC Capital Trust I, 8.207%, due 2/03/27, Series B(b)           8,000,000           8,447,408
           Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(c)         7,000,000           7,140,602
                                                                                            ------------
                                                                                              15,588,010
                                                                                            ------------
    MEDICAL - HOSPITALS                                            0.6%
           Columbia/HCA, 7.50%, due 11/15/95                               7,545,000           6,964,299
                                                                                            ------------
    OIL - EXPLORATION AND PRODUCTION                               0.4%
           Pemex Project Funding Master Trust, 7.75%, due 9/29/49          4,000,000           4,169,000
                                                                                            ------------
    RETAIL                                                         0.3%
           JC Penney Co., 7.625%, due 3/01/97                              3,000,000           3,090,000
                                                                                            ------------
             TOTAL PREFERRED SECURITIES - CAPITAL TRUST
             (Identified cost-$69,094,180)                                                    70,036,131
                                                                                            ------------
PREFERRED SECURITIES - $25 PAR VALUE                              15.9%
    BANK                                                           0.5%
           Chevy Chase Bank, 8.00%, Series C                                  87,100           2,480,172
           First Republic Bank, 6.70%, Series A                              118,700           3,004,297
                                                                                            ------------
                                                                                               5,484,469
                                                                                            ------------
    BANK - FOREIGN                                                 0.1%
           Northern Rock PLC, 8.00%, Series                                   45,000           1,133,100
                                                                                            ------------


                    COHEN & STEERS SELECT UTILITY FUND, INC.

                         September 30, 2005 (Unaudited)





                                                                             Number
                                                                           of Shares            Value
                                                                           ----------        -----------
    MEDIA                                                             0.3%
           Liberty Media Corp., 8.75%, (CBTCS)                               22,100          $     560,898
           Liberty Media Corp., 8.75%, (PPLUS)                               20,700                522,675
           Shaw Communications, 8.50%, Series B (COPrS)                      99,600              2,531,832
                                                                                             -------------
                                                                                                 3,615,405
                                                                                             -------------
    REAL ESTATE                                                      14.1%
       DIVERSIFIED                                                    2.3%
           Bedford Property Investors, 7.625%, Series B                     205,350              5,137,857
           Colonial Properties Trust, 7.62%, Series E                        49,500              1,234,530
           Digital Realty Trust, 8.50%, Series A                             56,000              1,475,600
           Forest City Enterprises, 7.375%, Class A                          80,800              2,040,200
           iStar Financial, 7.875%, Series E                                270,700              7,078,805
           iStar Financial, 7.80%, Series F                                 132,000              3,499,320
           iStar Financial, 7.50%, Series I                                 113,940              2,884,961
           Lexington Corporate Properties Trust, 8.05%, Series B             75,000              1,968,750
                                                                                             -------------
                                                                                                25,320,023
                                                                                             -------------
       HEALTH CARE                                                    1.9%
           Health Care REIT, 7.875%, Series D                                72,550              1,878,682
           Health Care REIT, 7.625%, Series F                               218,800              5,535,640
           LTC Properties, 8.00%, Series F                                  547,713             14,048,839
                                                                                             -------------
                                                                                                21,463,161
                                                                                             -------------
       HOTEL                                                          1.2%
           Ashford Hospitality Trust, 8.55%, Series A                       156,500              4,070,565
           Equity Inns, 8.75%, Series B                                      75,900              1,993,513
           Host Marriott Corp., 8.875%, Series E                            100,000              2,730,000
           Innkeepers USA Trust, 8.00%, Series C                            189,500              4,955,425
                                                                                             -------------
                                                                                                13,749,503
                                                                                             -------------


                    COHEN & STEERS SELECT UTILITY FUND, INC.

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)


                                                                               Number
                                                                             of Shares            Value
                                                                             ----------        -----------
       OFFICE                                                        4.1%
           Alexandria Real Estate Equities, 8.375%, Series C                    514,000         $13,528,480
           Brandywine Realty Trust, 7.50%, Series C                              75,819           1,922,012
           Corporate Office Properties Trust, 8.00%, Series G                    38,486           1,000,636
           CRT Properties, 8.50%, Series A                                       20,335             506,341
           Highwoods Properties, 8.00%, Series B                                 21,838             551,628
           Maguire Properties, 7.625%, Series A                                 495,626          12,564,119
           SL Green Realty Corp., 7.625%, Series C                              247,000           6,271,330
           SL Green Realty Corp., 7.875%, Series D                              347,333           8,940,351
                                                                                                -----------
                                                                                                 45,284,897
                                                                                                -----------
       OFFICE/INDUSTRIAL                                             0.9%
           PS Business Parks, 7.00%, Series H                                    75,700           1,881,145
           PS Business Parks, 6.875%, Series I                                   54,950           1,340,780
           PS Business Parks, 7.95%, Series K                                   252,000           6,602,400
                                                                                                -----------
                                                                                                  9,824,325
                                                                                                -----------
       RESIDENTIAL - APARTMENT                                       0.6%
           Apartment Investment & Management Co., 7.75%, Series U                30,000             750,900
           Apartment Investment & Management Co., 8.00%, Series V                87,000           2,209,800
           Apartment Investment & Management Co., 7.875%, Series Y               93,000           2,334,300
           Hovnanian Enterprises, 7.625%, Series A                               80,000           1,931,920
                                                                                                -----------
                                                                                                  7,226,920
                                                                                                -----------


                    COHEN & STEERS SELECT UTILITY FUND, INC.

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)


                                                                    Number
                                                                   of Shares           Value
                                                                  ----------        -----------
       SHOPPING CENTER                                 2.1%
           COMMUNITY CENTER                            1.6%
           Cedar Shopping Centers, 8.875%, Series A                 300,000         $ 7,800,000
           Developers Diversified Realty Corp., 7.375%,
             Series H                                                25,000             635,000
           Developers Diversified Realty Corp., 7.50%,
             Series I                                               302,000           7,682,880
           Saul Centers, 8.00%, Series A                             67,500           1,765,125
                                                                                    -----------
                                                                                     17,883,005
                                                                                    -----------
           REGIONAL MALL                               0.5%
           CBL & Associates Properties, 7.75%,
             Series C                                               126,931           3,271,012
           Mills Corp., 9.00%, Series C                              43,300           1,130,563
           Mills Corp., 8.75%, Series E                              40,700           1,078,550
           Taubman Centers, 8.00%, Series G                          25,000             650,000
                                                                                    -----------
                                                                                      6,130,125
                                                                                    -----------
           TOTAL SHOPPING CENTER                                                     24,013,130
                                                                                    -----------
       SPECIALTY                                       1.0%
           Capital Automotive REIT, 6.75%                           123,000           3,018,420
           Capital Automotive REIT, 7.50%, Series A                  95,102           2,120,775
           Capital Automotive REIT, 8.00%, Series B                 240,400           5,661,420
                                                                                    -----------
                                                                                     10,800,615
                                                                                    -----------
           TOTAL REAL ESTATE                                                        157,682,574
                                                                                    -----------
    UTILITIES                                          0.9%
       ELECTRIC - INTEGRATED                           0.4%
           Sierra Pacific Power Co., 7.80%, Series 1                169,038           4,259,758
                                                                                    -----------
       GAS - DISTRIBUTION                              0.5%
           Southern Union Co., 7.55%, Series C                      222,500           5,922,950
                                                                                    -----------
           TOTAL UTILITIES                                                           10,182,708
                                                                                    -----------
             TOTAL PREFERRED SECURITIES - $25 PAR VALUE
               (Identified cost-$172,176,951)                                       178,098,256
                                                                                    -----------


                    COHEN & STEERS SELECT UTILITY FUND, INC.

                         September 30, 2005 (Unaudited)


                                                                    Principal
                                                                     Amount            Value
                                                                   ----------       -----------
CORPORATE BONDS                                        3.0%
    CELLULAR TELECOMMUNICATIONS                        0.1%
        Rogers Wireless Communications, 7.50%,
           due 3/15/15, 144A(c)                                    $ 1,400,000      $ 1,515,500
                                                                                    -----------
    MEDIA                                              1.5%
         Cablevision Systems Corp., 8.00%, due 4/15/12               4,500,000        4,387,500
         CSC Holdings, 7.875%, due 2/15/18                             500,000          480,000
         Liberty Media Corp., 8.25%, due 2/1/30                      4,000,000        3,850,408
         Rogers Cable, 8.75%, due 5/01/32                            7,000,000        8,032,500
                                                                                    -----------
                                                                                     16,750,408
                                                                                    -----------
    MEDICAL - HOSPITALS                                0.4%
         Columbia/HCA, 7.75%, due 7/15/36                            1,000,000          996,825
         Columbia/HCA, 8.36%, due 4/15/24                            3,000,000        3,233,640
                                                                                    -----------
                                                                                      4,230,465
                                                                                    -----------
    SPECIAL PURPOSE ENTITY                             0.2%
         Valor Telecom Enterprise, 7.75%, due 2/15/15                2,750,000        2,681,250
                                                                                    -----------
    TELEPHONE - INTEGRATED                             0.8%
         Citizens Communications Co., 9.00%, due 8/15/31             8,700,000        8,863,125
                                                                                    -----------
           TOTAL CORPORATE BONDS
              (Identified cost-$34,854,511)                                          34,040,748
                                                                                    -----------
COMMERCIAL PAPER                                       0.5%
         San Paolo U.S. Finance Co., 2.75%,
           due 10/03/05 (Identified cost-$5,308,189)                 5,309,000        5,308,189
                                                                                    -----------

                    COHEN & STEERS SELECT UTILITY FUND, INC.

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)


                                                                                      Value
                                                                                 ---------------
TOTAL INVESTMENTS
    (Identified cost-$1,309,905,689)                 143.3%                       1,601,600,503

OTHER ASSETS IN EXCESS OF LIABILITIES                  0.7%                           8,145,324

LIQUIDATION VALUE OF PREFERRED SHARES               (44.0)%                        (492,000,000)
                                                  ---------                      ---------------
NET ASSETS APPLICABLE TO COMMON
    SHARES (Equivalent to $25.80 per share
    based on 43,320,750 shares of common
    stock outstanding)                               100.0%                      $1,117,745,827
                                                  =========                      ===============


Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 120,000 shares segregated as collateral for interest rate swap transactions.

(b) Fair valued security. Aggregate holdings equal 1.4% of net assets applicable to common shares.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.8% of net assets applicable to common shares.



                       Glossary of Portfolio Abbreviations

                   ADR                  American Depositary Receipt
                   CBTCS                Corporate Backed Trust Certificates
                   COPrS                Canadian Origin Preferred Securities
                   PPLUS                Preferred Plus Trust
                   REIT                 Real Estate Investment Trust

                    COHEN & STEERS SELECT UTILITY FUND, INC.

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)




Interest Rate Swaps:

                                                                                                       Unrealized
                                 Notional       Fixed    Floating Rate(a)                              Appreciation/
Counterparty                      Amount         Rate    (reset monthly)       Termination Date        (Depreciation)
-------------------------       -----------    -------   --------------        ----------------        -------------
Merrill Lynch Derivative
   Products AG                  $40,000,000    3.8225%     3.693%               June 1, 2008           $  677,820
Merrill Lynch Derivative
   Products AG                  $35,000,000     4.085%     3.830%               May 27, 2009              511,196
Merrill Lynch Derivative
   Products AG                  $40,000,000     3.995%     3.689%               July 7, 2009              723,408
Royal Bank of Canada            $35,000,000    3.8900%     3.789%               May 19, 2008              520,132
Royal Bank of Canada            $30,000,000    4.0775%     3.693%               June 1, 2009              433,482
UBS AG                          $32,500,000    3.9775%     3.789%              June 17, 2008              424,665
UBS AG                          $25,000,000     4.550%     3.680%              April 4, 2010              (34,535)
UBS AG                          $32,000,000     4.153%     3.830%               May 26, 2010              517,096
                                                                                                       ----------
                                                                                                       $3,773,264
                                                                                                       ==========


----------------
(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2005.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT UTILITY FUND, INC.



By: /s/ Adam M. Derechin
    --------------------------------
        Name: Adam M. Derechin
        Title: President

        Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adam M. Derechin                 By: /s/ Jay J. Chen
    --------------------------------         -----------------------------------
        Name: Adam M. Derechin                   Name: Jay J. Chen
        Title: President and principal           Title: Treasurer and principal
                executive officer                        financial officer

        Date: November 17, 2005